Fair Value Measurements (Details) - Schedule of Fair Value Measurements Inputs - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Fair Value Measurements Inputs [Abstract]
Number of private placement warrants (in Dollars)	$ 9,666,667	$ 9,666,667
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Share price (in Dollars per share)	$ 7.2	$ 4.36
Expiration term (in years)	3 years 2 months 1 day	3 years 7 months 28 days
Volatility	51.70%	52.90%
Risk-free Rate	4.45%	4.13%
Dividend yield	0.00%	0.00%